Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue		$ 31,772,286	$ 20,022,529	$ 17,460,773
Cost of revenue		(28,120,506)	(17,450,131)	(15,162,385)
Gross profit		3,651,780	2,572,398	2,298,388
Other income		1,830,899	1,952,420	996,093
Selling and marketing expenses		(191,582)	(325,678)	(189,142)
General and administrative expenses		(3,846,367)	(2,909,167)	(2,577,199)
Other expenses		(27,781)	(57,113)	(10,380)
Operating profit		1,416,949	1,232,860	517,760
Finance cost		(328,610)	(329,370)	(169,608)
Profit before tax		1,088,339	903,490	348,152
Income tax (expenses) benefit		(224,302)	(142,150)	14,708
Profit for the year		864,037	761,340	362,860
Other comprehensive income
Foreign currency translation differences - foreign operations		7,301	26,931	(9,939)
Total comprehensive income for the year		871,338	788,271	352,921
Profit (loss) attributable to:
Equity owners of the Company		852,334	761,628	362,860
Non-controlling interests		11,703	(288)
Profit for the year		864,037	761,340	362,860
Total comprehensive income (loss) attributable to:
Equity owners of the Company		859,763	788,947	352,921
Non-controlling interests		11,575	(676)
Total comprehensive income for the year		$ 871,338	$ 788,271	$ 352,921
Basic earnings per share (in Dollars per share)	[1]	$ 0.02	$ 0.02	$ 0.01
Diluted earnings per share (in Dollars per share)	[1]	$ 0.02	$ 0.02	$ 0.01

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization.